SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                 -----------------

                        DWS Inflation Protected Plus Fund

The following information revises similar disclosure for the above fund in "The portfolio managers" section of the prospectuses.

The following people handle the day-to-day management of the fund.

  William Chepolis, CFA                    Matthew F. MacDonald
  Managing Director of Deutsche Asset      Director of Deutsche Asset
  Management and Portfolio Manager of      Management and Portfolio Manager of
  the fund.                                the fund.
   o Joined Deutsche Asset Management       o Joined Deutsche Asset Management
     in 1998 after 13 years of                and the fund in 2006 after 14
     experience as vice president and         years of fixed income experience
     portfolio manager for Norwest            at Bank of America Global
     Bank, where he managed the bank's        Structured Products and PPM
     fixed income and foreign exchange        America, Inc., where he was
     portfolios.                              portfolio manager for public
   o Portfolio Manager for Retail             fixed income, including MBS, ABS,
     Mortgage Backed Securities:              CDOs and corporate bonds;
     New York.                                earlier, as an analyst for MBS,
   o Joined the fund in 2005.                 ABS and money markets; and
   o BIS, University of Minnesota.            originally, at Duff & Phelps
                                              Credit Rating Company.
  Robert Wang                               o Portfolio Manager for Retail
  Managing Director of Deutsche Asset         Mortgage Backed Securities: New
  Management and Portfolio Manager of         York.
  the fund.                                 o BA, Harvard University; MBA,
   o Global Asset Allocation senior           University of Chicago Graduate
     portfolio manager: New York.             School of Business.
   o Joined Deutsche Asset Management
     in 1995 as a senior fixed income
     portfolio manager after 13 years
     of experience at J.P. Morgan & Co.
     trading fixed income, derivatives
     and foreign exchange products.
   o Joined the fund in 2005.
   o BS, The Wharton School, University
     of Pennsylvania.


               Please Retain This Supplement for Future Reference


                                                              [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group

July 7, 2006
DIPPF-3600